UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-7445

                           SEI ASSET ALLOCATION TRUST
               (Exact name of registrant as specified in charter)
                                    ________


                             C/O THE CT CORPORATION
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-610-254-1000

                     DATE OF FISCAL YEAR END: MARCH 31, 2005

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2004

ITEM 1.   SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


Diversified Conservative Income Fund
December 31, 2004


----------------------------------------------------------------
                                                   Market Value
Description                              Shares   ($ Thousands)
----------------------------------------------------------------
FIXED INCOME FUND  -- 55.1%
  SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A*   4,149,066       $43,855
                                                        --------
Total Fixed Income Fund
  (Cost $43,655) ($ Thousands)                           43,855
                                                        --------
EQUITY FUNDS  -- 24.9%
  SEI Institutional Managed Trust
     Large Cap Growth Fund, Class A*      491,283         9,108
  SEI Institutional Managed Trust
     Large Cap Value Fund, Class A*       408,163         8,723
  SEI Institutional Managed Trust
     Small Cap Growth Fund,
     Class A* (1)                          56,570           991
  SEI Institutional Managed Trust
     Small Cap Value Fund, Class A*        48,685           991
                                                        --------
Total Equity Funds
  (Cost $18,880) ($ Thousands)                           19,813
                                                        --------
MONEY MARKET FUND  -- 20.0%
  SEI Liquid Asset Trust
     Prime Obligation Fund, Class A*   15,884,967        15,885
                                                        --------
Total Money Market Fund
  (Cost $15,885) ($ Thousands)                           15,885
                                                        --------
Total Investments -- 100.0%
  (Cost $78,420)+ ($ Thousands)                         $79,553
                                                        ========
PERCENTAGES ARE BASED ON NET ASSETS OF $79,573,935.

* Affiliated fund.
(1) Non-income producing security.
+ At December 31, 2004, the tax basis cost of the Fund's investments was $78,763 ($ Thousands), and the unrealized appreciation and depreciation were $2,110 and $(1,320) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.





--------------------------------------------------------------------------------
               SEI Asset Allocation Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


Diversified Conservative Fund
December 31, 2004


----------------------------------------------------------------
                                                  Market Value
Description                              Shares  ($ Thousands)
----------------------------------------------------------------
FIXED INCOME FUND  -- 59.1%
  SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A*   6,223,210     $ 65,779
                                                      ---------
Total Fixed Income Fund
  (Cost $65,941) ($ Thousands)                          65,779
                                                      ---------
EQUITY FUNDS  -- 39.9%
   SEI Institutional International
     Trust International Equity
     Fund, Class A*                       806,026        8,899
  SEI Institutional Managed Trust
     Large Cap Growth Fund, Class A*      880,473       16,324
  SEI Institutional Managed Trust
     Large Cap Value Fund, Class A*       731,403       15,630
  SEI Institutional Managed Trust
     Small Cap Growth Fund,
     Class A* (1)                         102,246        1,791
  SEI Institutional Managed Trust
     Small Cap Value Fund, Class A*        87,995        1,791
                                                      ---------
Total Equity Funds
  (Cost $41,879) ($ Thousands)                          44,435
                                                      ---------
MONEY MARKET FUND  -- 1.0%
  SEI Liquid Asset Trust
     Prime Obligation Fund, Class A*    1,105,846        1,106
                                                      ---------
Total Money Market Fund
  (Cost $1,106) ($ Thousands)                            1,106
                                                      ---------
Total Investments -- 100.0%
  (Cost $108,926)+ ($ Thousands)                      $111,320
                                                      =========
PERCENTAGES ARE BASED ON NET ASSETS OF $111,356,027.

* Affiliated fund.
(1) Non-income producing security.
+ At December 31, 2004, the tax basis cost of the Fund's investments was $109,197 ($ Thousands), and the unrealized appreciation and depreciation were $5,129 and $(3,006) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.





--------------------------------------------------------------------------------
               SEI Asset Allocation Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


Diversified Global Moderate Growth Fund
December 31, 2004


----------------------------------------------------------------
                                                  Market Value
Description                              Shares  ($ Thousands)
----------------------------------------------------------------
EQUITY FUNDS  -- 60.5%
  SEI Institutional International
     Trust Emerging Markets Equity
     Fund, Class A*                       151,685     $  1,967
  SEI Institutional International
     Trust International Equity
     Fund, Class A*                     2,298,641       25,377
  SEI Institutional Managed Trust
     Large Cap Growth Fund, Class A*    2,003,427       37,144
  SEI Institutional Managed Trust
     Large Cap Value Fund, Class A*     1,668,931       35,665
  SEI Institutional Managed Trust
     Small Cap Growth Fund,
     Class A* (1)                         237,868        4,167
  SEI Institutional Managed Trust
     Small Cap Value Fund, Class A*       205,244        4,177
                                                      ---------
Total Equity Funds
  (Cost $104,668) ($ Thousands)                        108,497
                                                      ---------
FIXED INCOME FUNDS  -- 38.9%
  SEI Institutional International
     Trust Emerging Markets Debt
     Fund, Class A*                       668,672        7,055
  SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A*   5,262,806       55,628
  SEI Institutional Managed Trust
     High Yield Bond Fund, Class A*       800,136        7,081
                                                      ---------
Total Fixed Income Funds
  (Cost $69,640) ($ Thousands)                          69,764
                                                      ---------
MONEY MARKET FUND  -- 1.0%
  SEI Liquid Asset Trust
     Prime Obligation Fund, Class A*    1,683,954        1,684
                                                      ---------
Total Money Market Fund
  (Cost $1,684) ($ Thousands)                            1,684
                                                      ---------
Total Investments -- 100.4%
  (Cost $175,992)+ ($ Thousands)                      $179,945
                                                      =========
PERCENTAGES ARE BASED ON NET ASSETS OF $179,259,081.

* Affiliated fund.
(1) Non-income producing security.
+ At December 31, 2004, the tax basis cost of the Fund's investments was $179,807 ($ Thousands), and the unrealized appreciation and depreciation were $9,898 and $(9,760) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.





--------------------------------------------------------------------------------
               SEI Asset Allocation Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


Diversified Moderate Growth Fund
December 31, 2004


---------------------------------------------------------------
                                                  Market Value
Description                               Shares ($ Thousands)
---------------------------------------------------------------
EQUITY FUNDS  -- 61.2%
  SEI Institutional International
     Trust International Equity
     Fund, Class A*                     4,413,294     $ 48,723
  SEI Institutional Managed Trust
     Large Cap Growth Fund, Class A*    4,771,872       88,471
  SEI Institutional Managed Trust
     Large Cap Value Fund, Class A*     3,962,105       84,670
  SEI Institutional Managed Trust
     Small Cap Growth Fund,
     Class A* (1)                         593,002       10,389
  SEI Institutional Managed Trust
     Small Cap Value Fund, Class A*       506,054       10,298
                                                      ---------
Total Equity Funds
  (Cost $244,361) ($ Thousands)                        242,551
                                                      ---------
FIXED INCOME FUND  -- 37.8%
  SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A*  14,189,693      149,985
                                                      ---------
Total Fixed Income Fund
  (Cost $149,332) ($ Thousands)                        149,985
                                                      ---------
MONEY MARKET FUND  -- 1.0%
  SEI Liquid Asset Trust
     Prime Obligation Fund, Class A*    3,747,379        3,747
                                                      ---------
Total Money Market Fund
  (Cost $3,748) ($ Thousands)                            3,747
                                                      ---------
Total Investments -- 100.0%
  (Cost $397,441)+ ($ Thousands)                      $396,283
                                                      =========
PERCENTAGES ARE BASED ON NET ASSETS OF $396,404,939.

* Affiliated fund.
(1) Non-income producing security.
+ At December 31, 2004, the tax basis cost of the Fund's investments was $397,824 ($ Thousands), and the unrealized appreciation and depreciation were $16,207 and $(17,748) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.





--------------------------------------------------------------------------------
               SEI Asset Allocation Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


Diversified Global Growth Fund
December 31, 2004


---------------------------------------------------------------
                                                  Market Value
Description                              Shares  ($ Thousands)
---------------------------------------------------------------
EQUITY FUNDS  -- 80.2%
  SEI Institutional International
     Trust Emerging Markets Equity
     Fund, Class A*                       389,564     $  5,052
  SEI Institutional International
     Trust International Equity
     Fund, Class A*                     3,953,560       43,647
  SEI Institutional Managed Trust
     Large Cap Growth Fund, Class A*    3,542,116       65,671
  SEI Institutional Managed Trust
     Large Cap Value Fund, Class A*     2,942,007       62,871
  SEI Institutional Managed Trust
     Small Cap Growth Fund,
     Class A* (1)                         417,525        7,315
  SEI Institutional Managed Trust
     Small Cap Value Fund, Class A*       358,904        7,304
                                                      ---------
Total Equity Funds
  (Cost $196,453) ($ Thousands)                        191,860
                                                      ---------
FIXED INCOME FUNDS  -- 18.9%
  SEI Institutional International
     Trust Emerging Markets Debt
     Fund, Class A*                       441,015        4,653
  SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A*   3,396,863       35,905
  SEI Institutional Managed Trust
     High Yield Bond Fund, Class A*       524,550        4,642
                                                      ---------
Total Fixed Income Funds
  (Cost $45,582) ($ Thousands)                          45,200
                                                      ---------
MONEY MARKET FUND  -- 0.9%
  SEI Liquid Asset Trust
     Prime Obligation Fund, Class A*    2,260,517        2,261
                                                      ---------
Total Money Market Fund
  (Cost $2,261) ($ Thousands)                            2,261
                                                      ---------
Total Investments -- 100.0%
  (Cost $244,296)+ ($ Thousands)                      $239,321
                                                      ---------
PERCENTAGES ARE BASED ON NET ASSETS OF $239,343,904.

* Affiliated fund.
(1) Non-income producing security.
+ At December 31, 2004, the tax basis cost of the Fund's investments was $246,972 ($ Thousands), and the unrealized appreciation and depreciation were $13,981 and $(21,632) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.





--------------------------------------------------------------------------------
               SEI Asset Allocation Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


Diversified Global Stock Fund
December 31, 2004


---------------------------------------------------------------
                                                  Market Value
Description                              Shares  ($ Thousands)
---------------------------------------------------------------
EQUITY FUNDS  -- 98.8%
  SEI Institutional International
     Trust Emerging Markets Equity
     Fund, Class A*                       216,908     $  2,813
   SEI Institutional International
     Trust International Equity
     Fund, Class A*                     2,893,749       31,947
  SEI Institutional Managed Trust
     Large Cap Growth Fund, Class A*    2,544,170       47,169
  SEI Institutional Managed Trust
     Large Cap Value Fund, Class A*     2,113,426       45,164
  SEI Institutional Managed Trust
     Small Cap Growth Fund,
     Class A* (1)                         292,533        5,125
  SEI Institutional Managed Trust
     Small Cap Value Fund, Class A*       252,594        5,140
                                                      ---------
Total Equity Funds
  (Cost $156,480) ($ Thousands)                        137,358
                                                      ---------
MONEY MARKET FUND  -- 1.0%
  SEI Liquid Asset Trust
     Prime Obligation Fund, Class A*    1,377,514        1,378
                                                      ---------
Total Money Market Fund
  (Cost $1,378) ($ Thousands)                            1,378
                                                      ---------
Total Investments -- 99.8%
  (Cost $157,858)+ ($ Thousands)                      $138,736
                                                      =========
PERCENTAGES ARE BASED ON NET ASSETS OF $139,001,596.

* Affiliated fund.
(1) Non-income producing security.
+ At December 31, 2004, the tax basis cost of the Fund's investments was $159,167 ($ Thousands), and the unrealized appreciation and depreciation were $7,213 and $(27,644) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.





--------------------------------------------------------------------------------
               SEI Asset Allocation Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


Diversified U.S. Stock Fund
December 31, 2004


---------------------------------------------------------------
                                                  Market Value
Description                              Shares  ($ Thousands)
---------------------------------------------------------------
EQUITY FUNDS  -- 98.9%
  SEI Institutional Managed Trust
     Large Cap Growth Fund, Class A*    2,801,656     $ 51,943
  SEI Institutional Managed Trust
     Large Cap Value Fund, Class A*     2,327,645       49,742
  SEI Institutional Managed Trust
     Small Cap Growth Fund,
     Class A* (1)                         322,499        5,650
  SEI Institutional Managed Trust
     Small Cap Value Fund, Class A*       277,558        5,648
                                                      ---------
Total Equity Funds
  (Cost $131,116) ($ Thousands)                        112,983
                                                      ---------
MONEY MARKET FUND  -- 1.0%
  SEI Liquid Asset Trust
     Prime Obligation Fund, Class A*    1,136,955        1,137
                                                      ---------
Total Money Market Fund
  (Cost $1,137) ($ Thousands)                            1,137
                                                      ---------
Total Investments -- 99.9%
  (Cost $132,253)+ ($ Thousands)                      $114,120
                                                      =========
PERCENTAGES ARE BASED ON NET ASSETS OF $114,290,020

* Affiliated fund.
(1) Non-income producing security.
+ At December 31, 2004, the tax basis cost of the Fund's investments was $135,890 ($ Thousands), and the unrealized appreciation and depreciation were $5,130 and $(26,900) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.





--------------------------------------------------------------------------------
               SEI Asset Allocation Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


Defensive Strategy Fund
December 31, 2004


---------------------------------------------------------------
                                                  Market Value
Description                              Shares  ($ Thousands)
---------------------------------------------------------------
FIXED INCOME FUNDS  -- 81.3%
   SEI Daily Income Trust
     Ultra Short Bond Fund, Class A*    7,226,651      $14,453
  SEI Institutional Managed Trust
     Core Fixed Income Fund,
  Class A*                                211,842        2,239
  SEI Institutional Managed Trust
     High Yield Bond Fund, Class A*       253,265        2,241
                                                       --------
Total Fixed Income Funds
  (Cost $18,900) ($ Thousands)                          18,933
                                                       --------
EQUITY FUNDS  -- 14.5%
   SEI Institutional Managed Trust
     Managed Volatility Fund, Class A*    207,747        2,248
  SEI Institutional Managed Trust
     Real Estate Fund, Class A*            83,263        1,130
                                                       --------
Total Equity Funds
  (Cost $2,985) ($ Thousands)                            3,378
                                                       --------
MONEY MARKET FUND  -- 0.3%
  SEI Liquid Asset Trust
     Prime Obligation Fund, Class A*       55,694           56
                                                       --------
Total Money Market Fund
  (Cost $55) ($ Thousands)                                  56
                                                       --------
Total Investments -- 96.1%
  (Cost $21,940)+ ($ Thousands)                        $22,367
                                                       ========
PERCENTAGES ARE BASED ON NET ASSETS OF $23,281,939.

* Affiliated fund.
+ At December 31, 2004, the tax basis cost of the Fund's investments was $21,950 ($ Thousands), and the unrealized appreciation and depreciation were $494 and $(77) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.





--------------------------------------------------------------------------------
               SEI Asset Allocation Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


Tax-Managed Defensive Strategy Fund
December 31, 2004


---------------------------------------------------------------
                                                  Market Value
Description                              Shares  ($ Thousands)
---------------------------------------------------------------
MUNICIPAL BONDS  -- 74.8%
  SEI Tax Exempt Trust
     Intermediate-Term Municipal
     Fund, Class A*                       133,621      $ 1,478
  SEI Tax Exempt Trust
     Short Duration Municipal Fund,
     Class A*                             957,593        9,547
                                                       --------
Total Municipal Bonds
  (Cost $11,046) ($ Thousands)                          11,025
                                                       --------
EQUITY FUNDS  -- 15.0%
  SEI Institutional Managed Trust
     Managed Volatility Fund, Class A*    135,985        1,471
  SEI Institutional Managed Trust
     Real Estate Fund, Class A*            54,224          736
                                                       --------
Total Equity Funds
  (Cost $2,005) ($ Thousands)                            2,207
                                                       --------
FIXED INCOME FUND  -- 10.0%
  SEI Institutional Managed Trust
     High Yield Bond Fund, Class A*       167,358        1,481
                                                       --------
Total Fixed Income Fund
  (Cost $1,435) ($ Thousands)                            1,481
                                                       --------
MONEY MARKET FUND  -- 0.2%
  SEI Tax Exempt Trust
     Tax Free Fund, Class A*               36,853           37
                                                       --------
Total Money Market Fund
  (Cost $37) ($ Thousands)                                  37
                                                       --------
Total Investments -- 100.0%
  (Cost $14,523)+ ($ Thousands)                        $14,750
                                                       ========
PERCENTAGES ARE BASED ON NET ASSETS OF $14,746,020.

* Affiliated fund.
+ At December 31, 2004, the tax basis cost of the Fund's investments was $14,527 ($ Thousands), and the unrealized appreciation and depreciation were $252 and $(29) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.





--------------------------------------------------------------------------------
               SEI Asset Allocation Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


Conservative Strategy Fund
December 31, 2004

---------------------------------------------------------------
                                                  Market Value
Description                              Shares  ($ Thousands)
---------------------------------------------------------------
FIXED INCOME FUNDS  -- 69.8%
  SEI Daily Income Trust
     Ultra Short Bond Fund, Class A*    7,068,800      $14,138
  SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A*     300,369        3,175
  SEI Institutional Managed Trust
     High Yield Bond Fund, Class A*       537,566        4,757
                                                       --------
Total Fixed Income Funds
  (Cost $21,994) ($ Thousands)                          22,070
                                                       --------
EQUITY FUNDS  -- 30.0%
   SEI Institutional Managed Trust
     Managed Volatility Fund, Class A*    583,801        6,317
  SEI Institutional Managed Trust
     Real Estate Fund, Class A*           233,376        3,167
                                                       --------
Total Equity Funds
  (Cost $8,530) ($ Thousands)                            9,484
                                                       --------
MONEY MARKET FUND  -- 0.3%
  SEI Liquid Asset Trust
     Prime Obligation Fund, Class A*       78,941           79
                                                       --------
Total Money Market Fund
  (Cost $79) ($ Thousands)                                  79
                                                       --------
Total Investments -- 100.1%
  (Cost $30,603)+ ($ Thousands)                        $31,633
                                                       ========
PERCENTAGES ARE BASED ON NET ASSETS OF $31,604,749.

* Affiliated fund.
+ At December 31, 2004, the tax basis cost of the Fund's investments was $30,634 ($ Thousands), and the unrealized appreciation and depreciation were $1,089 and $(90) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.





--------------------------------------------------------------------------------
               SEI Asset Allocation Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


Tax-Managed Conservative Strategy Fund
December 31, 2004


---------------------------------------------------------------
                                                  Market Value
Description                              Shares  ($ Thousands)
---------------------------------------------------------------
MUNICIPAL BONDS  -- 54.9%
  SEI Tax Exempt Trust
     Intermediate-Term Municipal
     Fund, Class A*                       403,664      $ 4,464
  SEI Tax Exempt Trust
     Short Duration Municipal Fund,
     Class A*                           1,999,477       19,935
                                                       --------
Total Municipal Bonds
  (Cost $24,433) ($ Thousands)                          24,399
                                                       --------
EQUITY FUNDS  -- 30.0%
  SEI Institutional Managed Trust
     Managed Volatility Fund, Class A*    821,669        8,891
  SEI Institutional Managed Trust
     Real Estate Fund, Class A*           327,625        4,446
                                                       --------
Total Equity Funds
  (Cost $12,063) ($ Thousands)                          13,337
                                                       --------
FIXED INCOME FUND  -- 15.1%
  SEI Institutional Managed Trust
     High Yield Bond Fund, Class A*       758,408        6,712
                                                       --------
Total Fixed Income Fund
  (Cost $6,491) ($ Thousands)                            6,712
                                                       --------
MONEY MARKET FUND  -- 0.2%
  SEI Tax Exempt Trust
     Tax Free Fund, Class A*              110,964          111
                                                       --------
Total Money Market Fund
  (Cost $111) ($ Thousands)                                111
                                                       --------
Total Investments -- 100.2%
  (Cost $43,098)+ ($ Thousands)                        $44,559
                                                       ========
PERCENTAGES ARE BASED ON NET ASSETS OF $44,459,718.

* Affiliated fund.
+ At December 31, 2004, the tax basis cost of the Fund's investments was $43,112 ($ Thousands), and the unrealized appreciation and depreciation were $1,509 and $(62) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.





--------------------------------------------------------------------------------
               SEI Asset Allocation Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


Moderate Strategy Fund
December 31, 2004


---------------------------------------------------------------
                                                  Market Value
Description                              Shares  ($ Thousands)
---------------------------------------------------------------
FIXED INCOME FUNDS  -- 54.9%
  SEI Daily Income Trust
     Ultra Short Bond Fund, Class A*   11,879,787     $ 23,760
  SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A*   2,283,333       24,135
  SEI Institutional Managed Trust
     High Yield Bond Fund, Class A*     2,046,941       18,115
                                                      ---------
Total Fixed Income Funds
  (Cost $65,634) ($ Thousands)                          66,010
                                                      ---------
EQUITY FUNDS  -- 44.9%
   SEI Institutional International
     Trust International Equity
     Fund, Class A*                       545,846        6,026
  SEI Institutional Managed Trust
     Large Cap Growth Fund, Class A*      323,065        5,990
  SEI Institutional Managed Trust
     Large Cap Value Fund, Class A*       280,602        5,996
   SEI Institutional Managed Trust
     Managed Volatility Fund, Class A*  2,217,480       23,993
  SEI Institutional Managed Trust
     Real Estate Fund, Class A*           883,989       11,996
                                                      ---------
Total Equity Funds
  (Cost $49,227) ($ Thousands)                          54,001
                                                      ---------
MONEY MARKET FUND  -- 0.2%
  SEI Liquid Asset Trust
     Prime Obligation Fund, Class A*      294,603          295
                                                      ---------
Total Money Market Fund
  (Cost $295) ($ Thousands)                                295
                                                      ---------
Total Investments -- 100.0%
  (Cost $115,156)+ ($ Thousands)                      $120,306
                                                      =========
PERCENTAGES ARE BASED ON NET ASSETS OF $120,264,581.

* Affiliated fund.
+ At December 31, 2004, the tax basis cost of the Fund's investments was $115,195 ($ Thousands), and the unrealized appreciation and depreciation were $5,337 and $(226) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.





--------------------------------------------------------------------------------
               SEI Asset Allocation Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


Tax-Managed Moderate Strategy Fund
December 31, 2004


---------------------------------------------------------------
                                                  Market Value
Description                              Shares  ($ Thousands)
---------------------------------------------------------------
EQUITY FUNDS  -- 44.6%
   SEI Institutional International
     Trust International Equity
     Fund, Class A*                       220,236      $ 2,431
   SEI Institutional Managed Trust
     Managed Volatility Fund, Class A*  1,117,467       12,091
  SEI Institutional Managed Trust
     Real Estate Fund, Class A*           178,680        2,425
  SEI Institutional Managed Trust
     Tax-Managed Large Cap Fund,
     Class A*                             426,757        4,822
                                                       --------
Total Equity Funds
  (Cost $19,920) ($ Thousands)                          21,769
                                                       --------
MUNICIPAL BONDS  -- 44.4%
  SEI Tax Exempt Trust
     Intermediate-Term Municipal
     Fund, Class A*                       877,868        9,709
  SEI Tax Exempt Trust
     Short Duration Municipal Fund,
     Class A*                           1,201,837       11,983
                                                       --------
Total Municipal Bonds
  (Cost $21,703) ($ Thousands)                          21,692
                                                       --------
FIXED INCOME FUND  -- 10.0%
  SEI Institutional Managed Trust
     High Yield Bond Fund, Class A*       549,072        4,859
                                                       --------
Total Fixed Income Fund
  (Cost $4,693) ($ Thousands)                            4,859
                                                       --------
MONEY MARKET FUND  -- 0.2%
  SEI Tax Exempt Trust
     Tax Free Fund, Class A*              120,839          121
                                                       --------
Total Money Market Fund
  (Cost $121) ($ Thousands)                                121
                                                       --------
Total Investments -- 99.2%
  (Cost $46,437)+ ($ Thousands)                        $48,441
                                                       ========
PERCENTAGES ARE BASED ON NET ASSETS OF $48,840,852.

* Affiliated fund.
+ At December 31, 2004, the tax basis cost of the Fund's investments was $46,444 ($ Thousands), and the unrealized appreciation and depreciation were $2,060 and $(63) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.





--------------------------------------------------------------------------------
               SEI Asset Allocation Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


Aggressive Strategy Fund
December 31, 2004


---------------------------------------------------------------
                                                  Market Value
Description                               Shares ($ Thousands)
---------------------------------------------------------------
EQUITY FUNDS  -- 79.4%
  SEI Institutional International
     Trust Emerging Markets Equity
     Fund, Class A*                        86,524      $ 1,122
   SEI Institutional International
     Trust International Equity
     Fund, Class A*                       910,265       10,049
  SEI Institutional Managed Trust
     Large Cap Growth Fund, Class A*      719,116       13,332
  SEI Institutional Managed Trust
     Large Cap Value Fund, Class A*       624,599       13,348
  SEI Institutional Managed Trust
     Small Cap Growth Fund,
     Class A* (1)                         190,117        3,331
  SEI Institutional Managed Trust
     Small Cap Value Fund, Class A*       163,624        3,330
                                                       --------
Total Equity Funds
  (Cost $40,902) ($ Thousands)                          44,512
                                                       --------
FIXED INCOME FUNDS  -- 19.7%
   SEI Institutional International
     Trust Emerging Markets Debt
     Fund, Class A*                       527,622        5,566
  SEI Institutional Managed Trust
     High Yield Bond Fund, Class A*       616,220        5,454
                                                       --------
Total Fixed Income Funds
  (Cost $10,720) ($ Thousands)                          11,020
                                                       --------
MONEY MARKET FUND  -- 0.2%
  SEI Liquid Asset Trust
     Prime Obligation Fund, Class A*      138,778          139
                                                       --------
Total Money Market Fund
  (Cost $139) ($ Thousands)                                139
                                                       --------
Total Investments -- 99.3%
  (Cost $51,761)+ ($ Thousands)                        $55,671
                                                       ========
PERCENTAGES ARE BASED ON NET ASSETS OF $56,038,607.

* Affiliated fund.
(1) Non-income producing security.
+ At December 31, 2004, the tax basis cost of the Fund's investments was $51,851 ($ Thousands), and the unrealized appreciation and depreciation were $3,955 and $(135) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.





--------------------------------------------------------------------------------
               SEI Asset Allocation Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


Tax-Managed Aggressive Strategy Fund
December 31, 2004


---------------------------------------------------------------
                                                  Market Value
Description                              Shares  ($ Thousands)
---------------------------------------------------------------
EQUITY FUNDS  -- 85.9%
  SEI Institutional International
     Trust Emerging Markets Equity
     Fund, Class A*                        38,889      $   505
  SEI Institutional International
     Trust International Equity
     Fund, Class A*                       363,662        4,015
  SEI Institutional Managed Trust
     Tax-Managed Large Cap Fund,
     Class A*                           1,237,158       13,980
  SEI Institutional Managed Trust
     Tax-Managed Small Cap Fund,
     Class A* (1)                         279,897        3,493
                                                       --------
Total Equity Funds
  (Cost $20,340) ($ Thousands)                          21,993
                                                       --------
FIXED INCOME FUNDS  -- 11.5%
   SEI Institutional International
     Trust Emerging Markets Debt
     Fund, Class A*                       142,086        1,499
  SEI Institutional Managed Trust
     High Yield Bond Fund, Class A*       163,069        1,443
                                                       --------
Total Fixed Income Funds
  (Cost $2,887) ($ Thousands)                            2,942
                                                       --------
MONEY MARKET FUND  -- 0.3%
  SEI Tax Exempt Trust
     Tax Free Fund, Class A*               62,351           62
                                                       --------
Total Money Market Fund
  (Cost $63) ($ Thousands)                                  62
                                                       --------
Total Investments -- 97.7%
  (Cost $23,290)+ ($ Thousands)                        $24,997
                                                       =======
PERCENTAGES ARE BASED ON NET ASSETS OF $25,594,603.

* Affiliated fund.
(1) Non-income producing security.
+ At December 31, 2004, the tax basis cost of the Fund's investments was $23,337 ($ Thousands), and the unrealized appreciation and depreciation were $1,698 and $(38) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.





--------------------------------------------------------------------------------
               SEI Asset Allocation Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


Core Market Strategy Fund
December 31, 2004


---------------------------------------------------------------
                                                  Market Value
Description                              Shares  ($ Thousands)
---------------------------------------------------------------
FIXED INCOME FUNDS  -- 59.9%
  SEI Institutional International
     Trust Emerging Markets Debt
     Fund, Class A*                       147,489      $ 1,556
  SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A*   1,471,571       15,555
  SEI Institutional Managed Trust
     High Yield Bond Fund, Class A*       176,411        1,561
                                                       --------
Total Fixed Income Funds
  (Cost $18,692) ($ Thousands)                          18,672
                                                       --------
EQUITY FUNDS  -- 39.9%
  SEI Institutional International
     Trust Emerging Markets Equity
     Fund, Class A*                        24,544          318
  SEI Institutional International
     Trust International Equity
     Fund, Class A*                       254,909        2,814
  SEI Institutional Managed Trust
     Large Cap Growth Fund, Class A*      200,845        3,724
  SEI Institutional Managed Trust
     Large Cap Value Fund, Class A*       174,447        3,728
  SEI Institutional Managed Trust
     Small Cap Growth Fund,
     Class A* (1)                          53,086          930
  SEI Institutional Managed Trust
     Small Cap Value Fund, Class A*        45,733          931
                                                       --------
Total Equity Funds
  (Cost $11,406) ($ Thousands)                          12,445
                                                       --------
MONEY MARKET FUND  -- 0.2%
  SEI Liquid Asset Trust
     Prime Obligation Fund, Class A*       77,297           77
                                                       --------
Total Money Market Fund
  (Cost $77) ($ Thousands)                                  77
                                                       --------
Total Investments -- 100.0%
  (Cost $30,175)+ ($ Thousands)                        $31,194
                                                       ========
PERCENTAGES ARE BASED ON NET ASSETS OF $31,183,341.

* Affiliated fund.
(1) Non-income producing security.
+ At December 31, 2004, the tax basis cost of the Fund's investments was $30,380 ($ Thousands), and the unrealized appreciation and depreciation were $989 and $(175) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.





--------------------------------------------------------------------------------
               SEI Asset Allocation Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


Tax-Managed Core Market Strategy Fund
December 31, 2004

---------------------------------------------------------------
                                                  Market Value
Description                              Shares  ($ Thousands)
---------------------------------------------------------------
MUNICIPAL BONDS  -- 49.9%
  SEI Tax Exempt Trust
     Intermediate-Term Municipal
     Fund, Class A*                       629,475      $ 6,962
                                                       --------
Total Municipal Bonds
  (Cost $6,957) ($ Thousands)                            6,962
                                                       --------
EQUITY FUNDS  -- 44.0%
  SEI Institutional International
     Trust Emerging Markets Equity
     Fund, Class A*                        10,908          141
   SEI Institutional International
     Trust International Equity
     Fund, Class A*                       101,561        1,121
  SEI Institutional Managed Trust
     Tax-Managed Large Cap Fund,
     Class A*                             344,308        3,891
  SEI Institutional Managed Trust
     Tax-Managed Small Cap Fund,
     Class A* (1)                          78,106          975
                                                       --------
Total Equity Funds
  (Cost $5,628) ($ Thousands)                            6,128
                                                       --------
FIXED INCOME FUNDS  -- 6.0%
  SEI Institutional International
     Trust Emerging Markets Debt
     Fund, Class A*                        39,652          418
  SEI Institutional Managed Trust
     High Yield Bond Fund, Class A*        47,433          420
                                                       --------
Total Fixed Income Funds
  (Cost $822) ($ Thousands)                                838
                                                       --------
MONEY MARKET FUND  -- 0.3%
  SEI Tax Exempt Trust
     Tax Free Fund, Class A*               34,545           35
                                                       --------
Total Money Market Fund
  (Cost $34) ($ Thousands)                                  35
                                                       --------
Total Investments -- 100.2%
  (Cost $13,441)+ ($ Thousands)                        $13,963
                                                       =======
PERCENTAGES ARE BASED ON NET ASSETS OF $13,939,383.

* Affiliated fund.
(1) Non-income producing security.
+ At December 31, 2004, the tax basis cost of the Fund's investments was $13,447 ($ Thousands), and the unrealized appreciation and depreciation were $544 and $(28) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.





--------------------------------------------------------------------------------
               SEI Asset Allocation Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


Market Growth Strategy Fund
December 31, 2004


---------------------------------------------------------------
                                                  Market Value
Description                              Shares  ($ Thousands)
---------------------------------------------------------------
EQUITY FUNDS  -- 59.7%
  SEI Institutional International
     Trust Emerging Markets Equity
     Fund, Class A*                       125,203      $ 1,624
  SEI Institutional International
     Trust International Equity
     Fund, Class A*                     2,044,792       22,574
  SEI Institutional Managed Trust
     Large Cap Growth Fund, Class A*    1,562,953       28,977
  SEI Institutional Managed Trust
     Large Cap Value Fund, Class A*     1,357,543       29,011
  SEI Institutional Managed Trust
     Small Cap Growth Fund,
     Class A* (1)                         413,685        7,248
  SEI Institutional Managed Trust
     Small Cap Value Fund, Class A*       356,036        7,245
                                                      ---------
Total Equity Funds
  (Cost $89,202) ($ Thousands)                          96,679
                                                      ---------
FIXED INCOME FUNDS  -- 39.7%
   SEI Institutional International
     Trust Emerging Markets Debt
     Fund, Class A*                     1,070,905       11,298
  SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A*   3,794,382       40,107
  SEI Institutional Managed Trust
     High Yield Bond Fund, Class A*     1,466,012       12,974
                                                      ---------
Total Fixed Income Funds
  (Cost $63,736) ($ Thousands)                          64,379
                                                      ---------
MONEY MARKET FUND  -- 0.3%
  SEI Liquid Asset Trust
     Prime Obligation Fund, Class A*      403,662          404
                                                      ---------
Total Money Market Fund
  (Cost $404) ($ Thousands)                                404
                                                      ---------
Total Investments -- 99.7%
  (Cost $153,342)+ ($ Thousands)                      $161,462
                                                      =========
PERCENTAGES ARE BASED ON NET ASSETS OF $162,013,243.

* Affiliated fund.
(1) Non-income producing security.
+ At December 31, 2004, the tax basis cost of the Fund's investments was $153,416 ($ Thousands), and the unrealized appreciation and depreciation were $8,515 and $(469) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.





--------------------------------------------------------------------------------
               SEI Asset Allocation Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


Tax-Managed Market Growth Strategy Fund
December 31, 2004


---------------------------------------------------------------
                                                  Market Value
Description                              Shares  ($ Thousands)
---------------------------------------------------------------

EQUITY FUNDS  -- 65.9%
  SEI Institutional International
     Trust Emerging Markets Equity
     Fund, Class A*                        44,577      $   578
  SEI Institutional International
     Trust International Equity
     Fund, Class A*                       624,142        6,891
  SEI Institutional Managed Trust
     Tax-Managed Large Cap Fund,
     Class A*                           2,181,264       24,648
  SEI Institutional Managed Trust
     Tax-Managed Small Cap Fund,
     Class A* (1)                         459,382        5,733
                                                       --------
Total Equity Funds
  (Cost $34,538) ($ Thousands)                          37,850
                                                       --------
MUNICIPAL BONDS  -- 24.8%
  SEI Tax Exempt Trust
     Intermediate-Term Municipal
     Fund, Class A*                     1,289,415       14,261
                                                       --------
Total Municipal Bonds
  (Cost $14,247) ($ Thousands)                          14,261
                                                       --------
FIXED INCOME FUNDS  -- 9.0%
  SEI Institutional International
     Trust Emerging Markets Debt
     Fund,
     Class A*                             217,913        2,299
  SEI Institutional Managed Trust
     High Yield Bond Fund, Class A*       326,269        2,887
                                                       --------
Total Fixed Income Funds
  (Cost $5,041) ($ Thousands)                            5,186
                                                       --------
MONEY MARKET FUND  -- 0.3%
  SEI Tax Exempt Trust
     Tax Free Fund, Class A*              143,690          144
                                                       --------
Total Money Market Fund
  (Cost $144) ($ Thousands)                                144
                                                       --------
Total Investments -- 100.0%
  (Cost $53,970)+ ($ Thousands)                        $57,441
                                                       =======
PERCENTAGES ARE BASED ON NET ASSETS OF $57,414,874.

* Affiliated fund.
(1) Non-income producing security.
+ At December 31, 2004, the tax basis cost of the Fund's investments was $54,094 ($ Thousands), and the unrealized appreciation and depreciation were $3,430 and $(83) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.





--------------------------------------------------------------------------------
               SEI Asset Allocation Trust / Quarterly Report / December 31, 2004

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                SEI Asset Allocation Trust

                                            /s/ Edward D. Loughlin
By (Signature and Title)*                   ------------------------------------
                                            Edward D. Loughlin
                                            Chief Executive Officer

Date: February 24, 2005





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                            /s/ Edward D. Loughlin
By (Signature and Title)*                   ------------------------------------
                                            Edward D. Loughlin
                                            Chief Executive Officer

Date: February 24, 2005

                                            /s/ Peter A. Rodriguez
By (Signature and Title)*                   ------------------------------------
                                            Peter (Pedro) A. Rodriguez
                                            Controller & Chief Financial Officer

Date: February 24, 2005

* Print the name and title of each signing officer under his or her signature.